Other income (expense) (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments [Abstract]
Interest income	$ 4,200,000	$ 1,300,000		$ 9,200,000	$ 1,500,000
Convertible Debt, Accretion Expense	2,700,000	3,300,000		5,700,000	6,700,000
Interest expense on lease liabilities	(900,000)	(500,000)		(1,800,000)	(900,000)
Other finance costs	(100,000)	(100,000)		(200,000)	(100,000)
Foreign exchange losses	(600,000)	100,000		(1,100,000)	(200,000)
Interest expense and other costs	(4,300,000)	(3,800,000)		(8,800,000)	(7,900,000)
Gains (losses) on change in fair value of derivatives	7,300,000	7,700,000	$ 11,500,000	6,600,000
Fair value (gain) on warrants	0	0	11,100,000	0
Gain on financial instruments	7,300,000	7,700,000		6,600,000	22,600,000
Other income (expense)	$ 7,200,000	$ 5,200,000	$ 16,200,000	$ 7,000,000.0	$ 16,200,000